CONSOLIDATED STATEMENT OF PROFIT OR LOSS - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CONSOLIDATED STATEMENT OF PROFIT OR LOSS
Revenue	₺ 229,014,273	₺ 207,927,708	₺ 194,579,822
Revenue from financial services	12,456,548	10,232,322	7,849,131
Total revenue	241,470,821	218,160,030	202,428,953
Cost of revenue	(164,716,655)	(157,639,115)	(155,418,240)
Cost of revenue from financial services	(8,407,783)	(6,686,535)	(4,115,583)
Total cost of revenue	(173,124,438)	(164,325,650)	(159,533,823)
Gross profit	64,297,618	50,288,593	39,161,582
Gross profit from financial services	4,048,765	3,545,787	3,733,548
Total gross profit	68,346,383	53,834,380	42,895,130
Other income	452,244	329,088	1,668,287
Selling and marketing expenses	(16,880,722)	(14,330,980)	(10,738,540)
Administrative expenses	(9,948,315)	(9,057,569)	(6,481,128)
Net impairment losses on financial and contract assets	(1,428,706)	(1,336,712)	(1,905,236)
Other expenses	(2,227,278)	(3,374,279)	(10,674,263)
Operating profit	38,313,606	26,063,928	14,764,250
Finance income	16,841,450	13,584,573	23,931,920
Finance costs	(22,064,023)	(22,285,584)	(37,666,918)
Monetary gain (loss)	1,598,366	7,657,905	7,213,152
Net finance costs	(3,624,207)	(1,043,106)	(6,521,846)
Share of (loss)/ profit of equity accounted investees	(3,499,147)	(4,139,657)	2,882,287
Profit before income tax	31,190,252	20,881,165	11,124,691
Income tax (expense)/ benefit	(13,398,842)	(6,369,264)	8,836,533
Profit from continuing operations	17,791,410	14,511,901	19,961,224
Profit from discontinued operations	(187,403)	16,267,250	3,722,307
Profit for the year	17,604,007	30,779,151	23,683,531
Profit for the year is attributable to:
Owners of the Company	17,604,007	30,790,359	23,724,634
Non-controlling interests		(11,208)	(41,103)
Profit for the year	₺ 17,604,007	₺ 30,779,151	₺ 23,683,531
Basic earnings per share for profit attributable to owners of the Company (in full TL)	₺ 8.08	₺ 14.12	₺ 10.87
Diluted earnings per share for profit attributable to owners of the Company (in full TL)	8.08	14.12	10.87
Basic earnings per share for profit from continuing operations attributable to owners of the Company (in full TL)	8.17	6.66	9.17
Diluted earnings per share for profit from continuing operations attributable to owners of the Company (in full TL)	8.17	6.66	9.17
Basic earnings per share for profit from discontinued operations attributable to owners of the Company (in full TL)	(0.09)	7.46	1.71
Diluted earnings per share for profit from discontinued operations attributable to owners of the Company (in full TL)	₺ (0.09)	₺ 7.46	₺ 1.71